Notes Payable (Details) - Schedule of Amortization of Debt Discount - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Schedule of Amortization of Debt Discount [Abstract]
Discounts on notes payable amortized to interest expense	$ 97,239	$ 0	$ 97,239	$ 0	$ 2,203,234	$ 1,580,280